Critical accounting judgments and key sources of estimation uncertainty (Details) - Terminal T2 NH Hotel	12 Months Ended
Dec. 31, 2022
Critical accounting judgments and key sources of estimation uncertainty
Percentage of occupancy rate	81.00%
Expected average tax recovery percentage	82.00%
Percentage of carrying value of cash generating unit	18.00%
Percentage of average rate reduction	19.30%
Bottom of range
Critical accounting judgments and key sources of estimation uncertainty
After-tax discount rate	12.00%
Percentage of occupancy rate	15.66%
Top of range
Critical accounting judgments and key sources of estimation uncertainty
After-tax discount rate	13.00%